Property and Equipment, net	12 Months Ended
Dec. 31, 2020
Property and Equipment, net
Property and Equipment, net

10. Property and Equipment, net

	As of December 31,
	2019	2020
	RMB	RMB
Electronic equipment	47,922	52,597
Software	32,119	37,763
Transportation equipment	4,011	4,241
Office equipment	11,734	8,021
Leasehold improvements	63,145	61,938
Total Property and Equipment	158,931	164,560
Accumulated depreciation	(75,115)	(91,533)
Total Property and Equipment, net	83,816	73,027

No impairment charges were recognized on fixed assets for the years ended December 31, 2018, 2019 and 2020, respectively.

Depreciation expenses were RMB17,883, RMB23,306 and RMB23,178 for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2019 and 2020, property and equipment amounting to RMB11,366 and RMB8,090, respectively, were pledged to a domestic bank for bank loans (see Note 13).